INVESTMENTS IN SUBSIDIARIES (Schedule of Financial Statement of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gold Frost Ltd. ( [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
W.F.D. Ltd. [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
B.H.W.F.I Ltd ("BHWFI")[Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%